Segments (Tables)	12 Months Ended
Jun. 30, 2017
Segments [Abstract]
Schedule of divisional operations
Revenue:	2017	2016	2015
Yulong Bricks	$3,083,244	$11,913,095	$15,586,654
Yulong Concrete and Yulong Transport	5,926,630	23,131,224	29,967,622
Yulong Renewable	496,829	7,600,112	676,108
Consolidated revenues	$9,506,703	$42,644,431	$46,230,384

Gross profit:	2017	2016	2015
Yulong Bricks	$631,097	$6,268,340	$9,446,895
Yulong Concrete and Yulong Transport	935,247	5,824,949	7,084,582
Yulong Renewable	329,535	4,385,629	335,922
Consolidated gross profit	$1,895,879	$16,478,918	$16,867,399

Income (loss) from operations:	2017	2016	2015
Yulong Bricks	$(327,226)	$3,000,133	$9,112,875
Yulong Concrete and Yulong Transport	(17,682)	3,362,105	6,042,286
Yulong Renewable	(4,376,864)	(53,608,441)	(1,190,220)
Subtotal	(4,721,772)	(47,246,203)	13,964,941
Yulong WFOE	-	-	-
Yulong HK	(960,071)	-	-
Yulong Eco-Materials	(162,363)	(2,254,021)	(1,106,489)
Consolidated income from operations	$(5,844,206)	$(49,500,224)	$12,858,452

Net income (loss):	2017	2016	2015
Yulong Bricks	$(557,808)	$1,470,553	$6,872,096
Yulong Concrete and Yulong Transport	(459,526)	2,041,042	4,159,835
Yulong Renewable	(5,351,469)	(54,852,671)	(1,245,871)
Subtotal	(6,368,803)	(51,341,076)	9,786,060
Yulong WFOE	(37)
Yulong HK	(961,283)
Yulong Eco-Materials	(99,458)	(1,848,947)	(1,106,489)
Consolidated net (loss) income	$(7,429,581)	$(53,190,023)	$8,679,571

Depreciation and amortization:	2017	2016	2015
Yulong Bricks	$586,744	$522,294	$535,938
Yulong Concrete and Yulong Transport	100,253	188,591	374,776
Yulong Renewable	-	1,507,000	841,937
Consolidated depreciation and amortization	$686,997	$2,217,885	$1,752,651

Interest expenses:	2017	2016	2015
Yulong Bricks	$275,826	$509,151	$513,819
Yulong Concrete and Yulong Transport	370,907	397,948	486,507
Yulong Renewable	12,088	121,568	296,776
Interdivision	-	94	-
Consolidated interest expenses	$658,821	$1,028,761	$1,297,102

Capital expenditures:	2017	2016	2015
Yulong Bricks	$19,202	$1,155,000	$168,677
Yulong Concrete and Yulong Transport	4,753	5,170	40,275
Yulong Renewable	1,908,229	96,583	1,816,214
Consolidated capital expenditures	$1,932,184	$1,256,753	$2,025,166

Schedule of assets of division
Total Assets as of:	2017	2016	2015
Yulong Bricks	$10,896,658	$11,131,177	$37,840,558
Yulong Concrete and Yulong Transport	3,630,800	4,416,866	26,391,895
Yulong Renewable	18,106,883	20,251,768	40,638,270
Interdivision assets	1,109	590	(27,565,591)
Yulong Eco-Materials	642,700	642,700	293,333
Total Assets	$33,278,150	$36,443,101	$77,598,465